Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 144,366	$ 150,470
Short-term deposits	61,000	177,367
Accounts receivable, net of allowance for credit losses of $0.8 million and $0.9 million as of June 30, 2023 and December 31, 2022, respectively	156,264	144,739
Inventories	211,186	194,054
Prepaid expenses	10,187	5,767
Other current assets	27,463	27,823
Total current assets	610,466	700,220
Non-current assets
Property, plant and equipment, net	200,994	195,063
Goodwill	92,946	64,953
Other intangible assets, net	148,613	121,402
Operating lease right-of-use assets	20,513	18,122
Long-term investments	138,624	141,610
Other non-current assets	18,269	18,420
Total non-current assets	619,959	559,570
Total assets	1,230,425	1,259,790
Current liabilities
Accounts payable	69,793	72,921
Accrued expenses and other current liabilities	50,763	45,912
Accrued compensation and related benefits	29,534	34,432
Deferred revenues - short term	51,865	50,220
Operating lease liabilities - short term	6,842	7,169
Total current liabilities	208,797	210,654
Non-current liabilities
Deferred revenues - long term	27,399	25,214
Deferred income taxes - long term	6,995	5,638
Operating lease liabilities - long term	13,346	10,670
Contingent consideration - long term	26,151	23,707
Other non-current liabilities	24,510	24,475
Total non-current liabilities	98,401	89,704
Total liabilities	307,198	300,358
Contingencies (see note 13)
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 68,942 shares and 67,086 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively	193	187
Additional paid-in capital	3,073,396	3,048,915
Accumulated other comprehensive loss	(12,671)	(12,818)
Accumulated deficit	(2,137,691)	(2,076,852)
Total equity	923,227	959,432
Total liabilities and equity	$ 1,230,425	$ 1,259,790